Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock Option Plans (Tables) [Line Items]
Schedule of estimate the value of options granted
Year ended December 31, 2020
Forfeiture rate	19.62% – 25.76%
Volatility	47.00% – 62.00%
Expected term (years)	4.95 – 7.00
Risk-free interest rate	0.26% – 1.73%
Expected dividends	—
Six months ended June 30, 2021
Forfeiture rate	26.2%
Volatility	62.00%
Expected term (years)	5.33
Risk-free interest rate	0.53%
Expected dividends	—

	Years ended December 31,
	2019	2020
Forfeiture rate	15.77% – 19.76%	19.62% – 25.76%
Volatility	45.00%	47.00% – 62.00%
Expected term (years)	6.02 – 6.08	4.95 – 7.00
Risk-free interest rate	1.39% – 2.49%	0.26% – 1.73%
Expected dividends	—	—

Schedule of activity of stock option plan
	Stock Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	5,931,024	$2.61	8.10	$70,192
Options granted	4,231	$14.45
Options exercised	(1,089,553)	$2.21
Options cancelled or expired and returned to plan	(1,808,157)	$2.17
Outstanding as of June 30, 2021	3,037,545	$3.00	8.75	$45,560
Vested and exercisable to vest as of June 30, 2021	423,342	$2.96	8.50	$6,367
Vested and expected as of June 30, 2021	2,034,446	$2.99	8.62	$30,533

	Stock Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	5,785,513
Options granted	2,336,057	$2.95
Options exercised	(810,312)	$1.69
Options cancelled or expired and returned to plan	(1,729,479)	$2.35
Outstanding as of December 31, 2019	5,581,779	$2.34	7.97	$6,642
Options granted	3,336,116	$3.13
Options exercised	(126,529)	$1.91
Options cancelled or expired and returned to plan	(2,860,342)	$2.73
Outstanding as of December 31, 2020	5,931,024	$2.61	8.10	$70,192
Vested and expected to vest as of December 31, 2019	4,763,448	$2.29	7.99	$5,968
Vested and exercisable as of December 31, 2019	5,581,748	$2.34	7.96	$6,403
Vested and expected to vest as of December 31, 2020	4,512,737	$2.45	7.55	$52,705
Vested and exercisable as of December 31, 2020	2,194,860	$2.00	6.38	$27,324

Schedule of stock-based compensation expense for employee and nonemployee options
	Six Months Ended June 30,
	2020	2021
	(unaudited)
Cost of revenues	$14	$225
Research and development	236	630
Sales and marketing	3	139
Other operating expenses	302	11,027
Total stock-based compensation	$555	$12,021

	Years Ended December 31,
	2019	2020
Cost of revenues	$56	$104
Research and development	525	714
Sales and marketing	115	44
Other operating expenses	731	595
Total stock-based compensation	$1,427	$1,457

Schedule of restricted stock units
	Number of RSUs	Weighted-Average Fair Value
Balance at December 31, 2020	—	$—
Granted	4,985,044	12.13
Vested	(1,684,348)	10.78
Forfeited	—	—
Balance at June 30, 2020	3,300,696	$12.82

Performance Based Awards [Member]
Stock Option Plans (Tables) [Line Items]
Schedule of estimate the value of options granted
2021
Expected volatility	65% – 70%
Expected term (years)	0.6 – 1.9
Expected dividend yield	n/a
Risk-free interest rate	0.3% – 0.6%